EXPLORATION COSTS	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
EXPLORATION COSTS [Abstract]
EXPLORATION COSTS
NOTE 3 - EXPLORATION COSTS

On March 20, 2013, the Company entered into an assignment and assumption agreement (the "Assignment Agreement") with third parties pursuant to which the Company was assigned the exclusive right to license certain seismic data. On March 22, 2013, the Company executed a master license agreement with this seismic company. In consideration for the assignment and other transactions contemplated by the Assignment Agreement, the Company agreed to issue to the assignor parties an aggregate of 243,516,666 shares of the Company's common stock. The common stock was valued at $2,435,167 and the shares were subsequently issued in April 2013. These expenses were included in accrued expenses as of March 31, 2013.

In March 2013, the Company licensed certain seismic data from this geophysical company.  The seismic data license fee totaled $6,135,500.

In March 2013, the Company licensed certain seismic data from a second seismic company pursuant to another ordinary business course agreement.  The seismic data purchase totaled $4,012,260.

During May 2013, the Company incurred $90,000 in costs to participate in a geophysical research program with a public institution.

During May through September 2013, the Company incurred $1,674,376 in costs associated with technological infrastructure and third party hosting services to maintain the aforementioned seismic data.

During May through September 2013, the Company incurred $773,271 in consulting fees, salaries and benefits associated with full-time employed geoscientists analyzing the aforementioned seismic data.

During October through December 2013, the Company incurred $808,613 in consulting fees, salaries and benefits associated with consultants and full-time geoscientists, $787,935 associated with technological infrastructure and third party hosting services and seismic data, and $80,000 for an independent reserve study.

The Company properly capitalized these G&G costs and included them in the depletion base because the Company did not yet own the specific unevaluated properties these costs related to. Therefore, these G&G costs were subject to the ceiling limitation test, resulting in immediate impairment for accounting purposes.

NOTE 3 - EXPLORATION COSTS

On March 20, 2013, the Company entered into an assignment and assumption agreement (the "Assignment Agreement") with third parties pursuant to which the Company was assigned the exclusive right to license certain seismic data. On March 22, 2013, the Company executed a master license agreement with this seismic company. In consideration for the assignment and other transactions contemplated by the Assignment Agreement, the Company agreed to issue to the assignor parties an aggregate of 243,516,666 shares of the Company's common stock. The common stock was valued at $2,435,167 and the shares were subsequently issued in April 2013. These expenses were included in accrued expenses as of March 31, 2013.

In March 2013, the Company licensed certain seismic data from a seismic company. The seismic data license fee totaled $6,135,500.

In March 2013, the Company licensed certain seismic data from a different seismic company pursuant to another ordinary business course agreement. The seismic data purchase totaled $4,012,260.

During May 2013, the Company incurred $90,000 in costs to participate in a geophysical research program with a public institution.

During May through September 2013, the Company incurred $1,674,376 in costs associated with technological infrastructure and third party hosting services to maintain and interpret the aforementioned seismic data.

During May through September 2013, the Company incurred $773,271 in consulting fees and salaries and benefits associated with full-time employed geoscientists analyzing the aforementioned seismic data.

The Company properly capitalized these G&G costs and included them in the depletion base because the Company did not yet own the specific unevaluated properties these costs related to. Therefore, these G&G costs were subject to the ceiling limitation test, resulting in immediate impairment for accounting purposes.